LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

October 10, 1997

Dear Shareholder:

The previous fiscal year proved to be a relatively calm one for short-term fixed income investors, as benign inflation data throughout most of the year kept the markets on an even keel. The JPM Pierpont Tax Exempt Money Market Fund posted a 3.18% return, while its benchmark, the IBC Tax Exempt Money Fund Average posted a gain of 3.03% over the same period. The Fund's current 7-day yield, at 3.09% on August 31, translates to a pre-tax equivalent yield of 5.12%, assuming a 39.6% tax rate.

The Fund maintained a stable $1.00 net asset value over the period. Dividends of approximately $0.03 per share were paid, substantially all of which were tax exempt. On August 31, 1997, the net assets of the Fund were $1,103,955,004 while the net assets of The Tax Exempt Money Market Portfolio, in which the Fund invests, were $1,396,062,840.

This report includes a discussion with Dan Mulvey, the portfolio manager responsible for the Fund. In this interview, Dan talks about the events of the previous year that had the greatest effect on the Portfolio, how its investment strategy was used to pursue yields in this environment, and the outlook for the months ahead. We hope this helps you to understand some of the factors that affect how your money is managed.

As chairman and president of Asset Management Services, we look forward to sharing Morgan's insights regarding financial markets with you. If you have any comments or questions, please call your Morgan representative or J.P. Morgan Funds Services at (800) 521-5411.

Sincerely yours,

/s/ Ramon de Oliveira                  /s/ Keith M. Schappert

Ramon de Oliveira                      Keith M. Schappert
Chairman of Asset Management Services  President of Asset Management Services
J.P. Morgan &Co. Incorporated          J.P. Morgan & Co. Incorporated


--------------------------------------------------------------------------------
TABLE OF CONTENTS                      GLOSSARY OF TERMS. . . . . . . . . . . 5

LETTER TO THE SHAREHOLDERS. . . . 1    FUND FACTS AND HIGHLIGHTS. . . . . . . 6

FUND PERFORMANCE. . . . . . . . . 2    SPECIAL FUND-BASED SERVICES. . . . . . 7

PORTFOLIO MANAGER Q&A . . . . . . 3    FINANCIAL STATEMENTS . . . . . . . . .10
--------------------------------------------------------------------------------

FUND PERFORMANCE

EXAMINING PERFORMANCE
One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how the fund has performed over the short term.

PERFORMANCE                            TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                       ------------------       ------------------------------------------
                                       THREE     SIX            ONE       THREE     FIVE      TEN
AS OF AUGUST 31, 1997                  MONTHS    MONTHS         YEAR      YEARS     YEARS     YEARS
----------------------------------------------------------      ------------------------------------------
The JPM Pierpont Tax Exempt
    Money Market Fund                  0.81%     1.62%          3.18%     3.27%     2.83%     3.83%

IBC Tax Exempt Money Fund Average      0.77%     1.54%          3.03%     3.09%     2.67%     3.69%


AS OF JUNE 30, 1997
---------------------------------------------------------       ------------------------------------------
The JPM Pierpont Tax Exempt
    Money Market Fund                  0.84%     1.58%          3.16%     3.23%     2.80%     3.84%

IBC Tax Exempt Money Fund Average      0.80%     1.51%          2.99%     3.05%     2.64%     3.70%




PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC's TAX EXEMPT MONEY FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX FREE MONEY MARKET RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC ORGANIZATION, INC.

PORTFOLIO MANAGER Q&A


[PHOTO]

The following is an interview with DAN MULVEY, vice president, responsible for managing The Tax Exempt Money Market Portfolio, in which the Fund invests. Dan joined Morgan in September 1991 after six years at Equitable Life where he was a trader for money market, government, and corporate securities. He earned a B.A. in economics from the University of Illinois and an M.B.A. from Fordham University. This interview was conducted on October 6, 1997 and represents Dan's views on that date.


WHAT FACTORS HAVE MOST INFLUENCED THE TAX EXEMPT MONEY MARKET OVER THE PAST TWELVE MONTHS?

DM: The most important factor was the low level of volatility over the period. During the past year there were no big moves in rates. The biggest event of the year was the 25 basis point tightening by the Federal Reserve in March. Since then, inflation has been subdued, which has kept the Fed from making additional interest rate hikes.

    One minor ripple in the tax exempt market occurred with the possible congressional repeal of the De Minimus exemption. This exemption allows corporations, to an extent, to deduct municipal income. The market feared corporations would significantly cut their municipal holdings. Some corporations actually started to lighten up on their holdings. However, the proposed change was defeated and the market's fears were quelled.

    For the most part, nothing out of the ordinary occurred. We saw very normal seasonal events; an increase in supply over the summer, a pick up in rates around tax dates, etc. In other words, it was a slow year for news in the short-term fixed income markets, and that was good news for the Portfolio and Fund.

IS THERE AN AMPLE SUPPLY OF TAX EXEMPT SECURITIES IN WHICH THE PORTFOLIO CAN INVEST?

DM: In the tax exempt money market there always seems to be more demand than supply. Municipalities, just like corporations, have not been funding as aggressively as in years past. In addition, I think the increased wealth effect from the stock market and corporate earnings has put more money back into the market. While that makes a portfolio manager's job more difficult in some respects, it has acted to constrain some of the big swings in interest rates that we've seen in the recent past and probably contributed to the stability we saw this year. The disadvantage is that demand makes tax exempt securities more expensive, narrowing the spread to taxable securities.

OVER THE PAST TWELVE MONTHS, THE FUND HAS OUTPERFORMED THE IBC TAX EXEMPT MONEY FUND AVERAGE. WHAT DECISIONS LED TO THIS STRONG PERFORMANCE?

DM: We've made a number of good purchases using the private placement capabilities of the firm that have allowed the Portfolio to get favorable yields while maintaining the same degree of credit quality and liquidity. Another contributor to performance has been our active duration decisions. While this isn't evident in the weighted average maturity of the Portolio, it was visible in the Portfolio's mix of variable rate products and notes. We've tended to hold variable rate notes when they are in supply because they tend to be relatively inexpensive.

LOOKING AHEAD, WHAT OPPORTUNITIES DO YOU SEE IN THE MARKET? AND HOW WILL YOU POSITION THE PORTFOLIO TO TAKE ADVANTAGE OF THEM?

DM: Expectations of slower growth lead us to believe that rates will remain relatively stable for the remainder of the year, with the Federal Reserve unlikely to tighten interest rates at the November meeting without witnessing a change in the weak inflation data. With that, I think we will see a continuation of themes in the Portfolio. We will continue to look for floating rate products when appropriate, and we will continue to use our private placement capabilities with the municipalities with whom we have developed relationships. Going forward, we will seek opportunities closer to 4% and keep the weighted average maturity of the Portfolio in the neighborhood of 45-60 days.

GLOSSARY OF TERMS


AVERAGE MATURITY: The weighted average time to maturity of the entire portfolio with the weights equal to the percentage of the portfolio invested in each security (see Maturity).

CREDIT RATING: The rating assigned to a bond or note by independent rating agencies such as Standard & Poor's Corporation and Moody's Investors Service. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

CREDIT RISK: Financial risk that an obligation will not be paid and a loss will result.

LETTER OF CREDIT: Instrument or document issued by a bank guaranteeing the payment of a customer's drafts up to a stated amount and eliminating the seller's risk.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement or expiration with no value or the date a security comes due and fully payable.

VARIABLE RATE DEMAND NOTE: Note representing borrowings that is payable on demand and that bears interest tied to a base money market rate, usually the bank prime rate. The rate on the note is adjusted upward or downward each time the base rate changes.

YIELD: Coupon rate of interest on a bond divided by the purchase price. As a bond's price falls, its yield rises and vice versa.

YIELD CURVE: A graph showing the term structure or level of interest rates ranging from the shortest to the longest maturities. The resulting curve shows if short-term interest rates are higher or lower than long-term rates. Normally, the longer the bond, the higher the yield it offers, resulting in a positive yield curve. An inverted yield curve can occur when there are supply/demand imbalances for various maturities, which results in short-term rates at higher levels than longer-term instruments.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.00% and a municipal is yielding 5.00%, the yield spread is 1.00% or 100 basis points.

FUND FACTS


INVESTMENT OBJECTIVE
The JPM Pierpont Tax Exempt Money Market Fund seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.

--------------------------------------------------------------------------------
INCEPTION DATE
09/12/83

--------------------------------------------------------------------------------
NET ASSETS AS OF 8/31/97
$1,103,955,004

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/19/97


EXPENSE RATIO
The Fund's annual expense ratio of 0.46% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services.
The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.


FUND HIGHLIGHTS
ALL DATA AS OF AUGUST 31, 1997

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

[CHART]

    - VARIABLE RATE DEMAND NOTES  74.1%
    - TAX REVENUE ANTICIPATION NOTES   11.3%
    - COMMERCIAL PAPER  4.2%
    - TAX ANTICIPATION NOTES 3.4%
    - OTHER   7.0%


AVERAGE 7-DAY YIELD
3.09%


AVERAGE MATURITY
55 days

SPECIAL FUND-BASED SERVICES

PIERPONT ASSET ALLOCATION SERVICE (PAAS)
For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - Create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - Make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - Make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE
As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH
Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR FOR THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

The performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees and assume the reinvestment of Fund distributions. The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. Income may be subject to some state and local taxes. Some income may be subject to the Federal alternative minimum tax for certain investors.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN AN ADDITIONAL COPY OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

                     THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market
  Portfolio ("Portfolio"), at value                $1,104,690,533
Prepaid Trustees' Fees                                      2,229
Prepaid Expenses and Other Assets                             349
                                                   --------------
    Total Assets                                    1,104,693,111
                                                   --------------
LIABILITIES
Dividends Payable to Shareholders                         475,347
Shareholder Servicing Fee Payable                         142,319
Administrative Services Fee Payable                        29,125
Administration Fee Payable                                  6,694
Fund Services Fee Payable                                     500
Accrued Expenses                                           84,122
                                                   --------------
    Total Liabilities                                     738,107
                                                   --------------
NET ASSETS
Applicable to 1,103,923,207 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $1,103,955,004
                                                   --------------
                                                   --------------
Net Asset Value, Offering and Redemption Price
  Per Share                                                 $1.00
                                                             ----
                                                             ----
ANALYSIS OF NET ASSETS
Paid-in Capital                                    $1,104,268,087
Accumulated Net Realized Loss on Investment              (313,083)
                                                   --------------
    Net Assets                                     $1,103,955,004
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                       $38,504,044
Allocated Portfolio Expenses                                     (2,606,627)
                                                                -----------
    Net Investment Income Allocated from
      Portfolio                                                  35,897,417
FUND EXPENSES
Shareholder Servicing Fee                          $1,607,959
Administrative Services Fee                           336,003
Registration Fees                                      98,291
Transfer Agent Fees                                    87,081
Fund Services Fee                                      37,100
Administration Fee                                     35,390
Professional Fees                                      29,631
Trustees' Fees and Expenses                            19,686
Miscellaneous                                          47,887
                                                   ----------
    Total Fund Expenses                                           2,299,028
                                                                -----------
NET INVESTMENT INCOME                                            33,598,389
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                         (26,824)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $33,571,565
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1997   AUGUST 31, 1996
                                                   ---------------   ---------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    33,598,389   $    31,538,073
Net Realized Loss on Investment Allocated from
  Portfolio                                                (26,824)              (48)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        33,571,565        31,538,025
                                                   ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (33,598,389)      (31,538,073)
                                                   ---------------   ---------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  (AT A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     4,142,252,579     3,833,007,530
Reinvestment of Dividends                               28,499,046        31,085,122
Cost of Shares of Beneficial Interest Redeemed      (4,117,140,590)   (3,798,790,511)
                                                   ---------------   ---------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                               53,611,035        65,302,141
                                                   ---------------   ---------------
    Total Increase in Net Assets                        53,584,211        65,302,093
NET ASSETS
Beginning of Fiscal Year                             1,050,370,793       985,068,700
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 1,103,955,004   $ 1,050,370,793
                                                   ---------------   ---------------
                                                   ---------------   ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                               FOR THE FISCAL YEAR ENDED AUGUST 31,
                                                   ------------------------------------------------------------
                                                      1997         1996         1995        1994        1993
                                                   ----------   ----------   ----------   --------   ----------
NET ASSET VALUE, BEGINNING OF YEAR                 $     1.00   $     1.00   $     1.00   $   1.00   $     1.00
                                                   ----------   ----------   ----------   --------   ----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                  0.0314       0.0318       0.0336     0.0212       0.0214
Net Realized Gain (Loss) on Investment                (0.0000)(a)    (0.0000)(a)    (0.0002)  (0.0000)(a)     0.0001
                                                   ----------   ----------   ----------   --------   ----------
Total from Investment Operations                       0.0314       0.0318       0.0334     0.0212       0.0215
                                                   ----------   ----------   ----------   --------   ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (0.0314)     (0.0318)     (0.0336)   (0.0212)     (0.0214)
Net Realized Gain                                          --           --           --    (0.0000)(a)    (0.0002)
                                                   ----------   ----------   ----------   --------   ----------
Total Distributions to Shareholders                   (0.0314)     (0.0318)     (0.0336)   (0.0212)     (0.0216)
                                                   ----------   ----------   ----------   --------   ----------

NET ASSET VALUE, END OF YEAR                       $     1.00   $     1.00   $     1.00   $   1.00   $     1.00
                                                   ----------   ----------   ----------   --------   ----------
                                                   ----------   ----------   ----------   --------   ----------
Total Return                                             3.18%        3.23%        3.41%      2.14%        2.15%
                                                   ----------   ----------   ----------   --------   ----------
                                                   ----------   ----------   ----------   --------   ----------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year (in thousands)             $1,103,955   $1,050,371   $ $985,069   $973,599   $1,007,330
Ratios to Average Net Assets
  Expenses                                               0.46%        0.48%        0.51%      0.52%        0.52%
  Net Investment Income                                  3.13%        3.17%        3.35%      2.10%        2.14%
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                  --           --         0.00%(b)     0.01%       0.01%

------------------------
(a) Less than $0.0001.

(b) Less than 0.01%.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Tax Exempt Money Market Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund, prior to its tax-free reorganization on July 11, 1993, to a series of the Trust, operated as a stand-alone mutual fund. Costs related to the reorganization were borne by Morgan Guaranty Trust Company of New York ("Morgan"). This report includes periods which preceded the Fund's reorganization and reflects the operations of the predecessor entity. Prior to October 10, 1996, the Trust's and the Fund's names were The Pierpont Funds and The Pierpont Tax Exempt Money Market Fund, respectively.

The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (79% at August 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. For federal income tax purposes as of August 31, 1997, the Fund incurred and elected to defer post-October losses of $30,387 until the next taxable year. The Fund had a capital loss carryforward at August 31, 1997 of $288,313, of which $51,901 expires in 2003 and $236,412 expires in 2004. The Fund utilized $1,000 of its capital loss carryforward in the current year. To the extent that this capital loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

    e)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust, on behalf of the Fund, has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, FDI provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the compensation of the Fund's officers affiliated with FDI. The Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1997, the fee for these services amounted to $35,390.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are longer included in the calculation of the allocation of FDI's fees.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and the other portfolios in which the Trust and the JPM Institutional Funds invest (the "Master Portfolios") and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended August 31, 1997, the fee for these services amounted to $336,003.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan to provide account administration and personal and account maintenance services to Fund shareholders. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.15% of the average daily net assets of the Fund up to and including $2 billion and 0.10% on any excess over $2 billion. For the fiscal year ended August 31, 1997, the fee for these services amounted to $1,607,959.

THE JPM PIERPONT TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $37,100 for the fiscal year ended August 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $7,500.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Pierpont Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, all in material respects, the financial position of The JPM Pierpont Tax Exempt Money Market Fund (one of the series constituting part of The JPM Pierpont Funds, hereafter referred to as the "Fund") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 23, 1997

The Tax Exempt Money Market Portfolio
Annual Report August 31, 1997
(The following pages should be read in conjunction with The JPM Pierpont Tax Exempt Money Market Fund
Annual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
ALABAMA (1.2%)
$       6,000     Columbia, (Industrial Development Board, PCR,
                    Refunding, Alabama Power Co. Project, Series
                    1995D, due 10/01/22)...........................     VRDN       09/02/97(a)         3.500%  $     6,000,000
        1,800     Columbia, (Industrial Development Board, PCR,
                    Refunding, Alabama Power Co. Project, Series
                    1995C, due 10/01/22)...........................     VRDN       09/02/97(a)         3.850         1,800,000
        2,250     Jefferson County, (Public Improvement Revenue
                    Warrant, Briarwood Presbyterian Church Project,
                    Series 1988, due 05/01/08), LOC Amsouth Bank...     VRDN       09/03/97(a)         5.310         2,250,000
        5,300     Red Bay County, (Industrial Development Board,
                    IDR, Refunding, Gates Rubber Co. Project,
                    Series 1987, due 11/01/97), LOC National Bank
                    of Detroit.....................................     VRDN       09/04/97(a)         3.700         5,300,000
          900     Stevenson, (Industrial Development Board,
                    Refunding, Mead Corp. Project, Series 1986, due
                    11/01/16), LOC Credit Suisse...................     VRDN       09/02/97(a)         4.050           900,000
                                                                                                               ---------------
                                                                                                                    16,250,000
                                                                                                               ---------------

ALASKA (0.9%)
        5,100     Alaska, (State Housing Finance Corp., Series
                    1991C, due 06/01/26), LOC Swiss Bank...........     VRDN       09/03/97(a)   3.300-4.150         5,100,000
        4,000     Anchorage........................................      TAN       12/17/97            4.000         4,002,698
        3,000     Valdez Marine Terminal (Exxon, Refunding, due
                    12/01/33)......................................     VRDN       09/02/97(a)         3.600         3,000,000
                                                                                                               ---------------
                                                                                                                    12,102,698
                                                                                                               ---------------

ARIZONA (4.5%)
       10,000     Apache County, (Industrial Development Revenue,
                    Tuscon Power Co., Springerville Project, due
                    12/15/18), LOC Bank of New York................     VRDN       09/03/97(a)         3.350        10,000,000
        7,700     Apache County, (due 12/01/20), LOC Barclays Bank
                    International..................................     VRDN       09/03/97(a)         3.150         7,700,000
        1,000     Casa Grande, (Industrial Development Authority,
                    IDR, Abbott Labs Project, Series 1983, due
                    12/01/03)......................................     VRDN       09/04/97(a)         4.675         1,000,000
          800     Casa Grande, (Industrial Development Authority,
                    IDR, Abbott Labs Project, Series 1983, due
                    12/01/99)......................................     VRDN       09/04/97(a)         4.675           800,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
ARIZONA (CONTINUED)
$       4,700     Maricopa County, (PCR, El Paso Electric Co., due
                    12/01/14), LOC Credit Suisse First Boston......     VRDN       09/03/97(a)         3.450%  $     4,700,000
       11,000     Maricopa County, (Refunding, PCR, Series D, due
                    05/01/29) LOC Bank of America..................     VRDN       09/03/97(a)   3.600-4.000        11,000,000
        3,705     Pima County, (Industrial Development Authority,
                    IDR, Refunding, La Cholla Apartments Project,
                    due 12/01/25), LOC Texas Commerce Bank.........     VRDN       09/04/97(a)         3.500         3,705,000
       24,300     Pima County, (Industrial Development Authority,
                    IDR, Tucson Electric Co. Project, Series 1982A,
                    due 06/15/22), LOC Societe Generale............     VRDN       09/04/97(a)   2.900-3.500        24,300,000
                                                                                                               ---------------
                                                                                                                    63,205,000
                                                                                                               ---------------

ARKANSAS (0.4%)
          750     North Little Rock, (IDR, Refunding, Noland Co.
                    Project, Series 1989, due 02/01/99), LOC
                    Wachovia Bank and Trust........................     VRDN       09/04/97(a)         3.450           750,000
        5,175     Texarkana, (Industrial Development Board, Cooper
                    Tire and Rubber Co. Project, Series 1991, due
                    03/01/21)......................................     VRDN       09/04/97(a)         4.100         5,175,000
                                                                                                               ---------------
                                                                                                                     5,925,000
                                                                                                               ---------------

CALIFORNIA (8.3%)
      12,900      California, (Health Facilities Finance Authority,
                    Refunding, Sutter Health, Series B, due
                    07/01/12), AMBAC Insured.......................     VRDN     09/02/97   (a)   3.300-3.850       12,900,000
      5,700       California, (Pollution Control Financing
                    Authority, Refunding, PCR, Series C, Southern
                    California Edison Project, due 02/28/08).......     VRDN     09/02/97   (a)   2.500-3.050        5,700,000
     12,000       California, (Statewide Community Development
                    Authority, Series A), FSA Insured..............     TRAN     06/30/98              4.500        12,066,905
      2,000       Fresno, (IDR, Fresno MSA Limited Partnership
                    Project, due 08/01/05), LOC Bank of Nova
                    Scotia.........................................     VRDN     09/03/97   (a)         5.130        2,000,000
     14,000       Los Angeles......................................     TRAN     06/30/98              4.500        14,070,261
     35,500       Los Angeles (Series A)...........................     TRAN     06/30/98              4.500        35,698,142

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
CALIFORNIA (CONTINUED)
$       1,500     Los Angeles, (Regional Airports Improvement
                    Corp., American Airlines, Series B, due
                    12/01/24), LOC Wachovia Bank of Georgia........     VRDN       09/02/97(a)         2.850%  $     1,500,000
        1,500     Los Angeles, (Regional Airports Improvement
                    Corp., American Airlines, Series F, due
                    12/01/24), LOC Wachovia Bank of Georgia........     VRDN       09/02/97(a)         2.850         1,500,000
        2,800     Los Angeles, (Regional Airports Improvement
                    Corp., Los Angeles International Airport,
                    Series 1985, due 12/01/25), LOC Societe
                    Generale.......................................     VRDN       09/02/97(a)   3.050-3.450         2,800,000
        8,000     Los Angeles, (Unified School District,
                    Series A)......................................     TRAN       07/01/98            4.500         8,044,761
       17,000     San Bernardino, (Series A).......................     TRAN       06/30/98            4.500        17,088,011
        2,500     San Francisco City & County......................     TRAN       10/08/97            4.500         2,501,830
          300     Turlock Irrigation District Revenue (Series A,
                    due 01/01/14), LOC Societe Generale............     VRDN       09/03/97(a)         3.100           300,000
                                                                                                               ---------------
                                                                                                                   116,169,910
                                                                                                               ---------------

COLORADO (1.1%)
        9,000     Colorado (Series A)..............................     TRAN       06/26/98            4.500         9,049,921
        1,400     Douglas County, (Multi-Family Housing Revenue,
                    Autumn Chase Project due 07/01/06).............     VRDN       09/02/97(a)         3.350         1,400,000
        5,000     Smith Creek Metro District, (due 10/01/35), LOC
                    Nationsbank....................................     VRDN       09/04/97(a)         3.350         5,000,000
                                                                                                               ---------------
                                                                                                                    15,449,921
                                                                                                               ---------------

DISTRICT OF COLUMBIA (2.9%)
      14,000      District of Columbia (Series A), LOC Societe
                    Generale.......................................     TRAN     09/30/97              4.500        14,005,684
      2,100       District of Columbia (Series B-2, due 06/01/03),
                    LOC West Deutsche Bank.........................     VRDN     09/02/97   (a)         3.800        2,100,000
      2,500       District of Columbia, (Refunding, Series 1992
                    A-1, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................     VRDN     09/02/97   (a)         3.650        2,500,000
      1,800       District of Columbia, (Refunding, Series 1992
                    A-2, due 10/01/07), LOC Bank of Nova Scotia....     VRDN     09/02/97   (a)         4.900        1,800,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
DISTRICT OF COLUMBIA (CONTINUED)
$       2,000     District of Columbia, (Refunding, Series 1992
                    A-5, due 10/01/07), LOC Bank of Nova Scotia....     VRDN       09/02/97(a)   4.050-4.900%  $     2,000,000
       11,200     District of Columbia, (Refunding, Series 1992
                    A-6, due 10/01/07), LOC National Westminster
                    Bank PLC.......................................     VRDN       09/02/97(a)   3.500-4.900        11,200,000
        6,400     District of Columbia, (The American University
                    Issue, Series 1985, due 10/01/15), LOC National
                    Westminster Bank PLC...........................     VRDN       09/02/97(a)         3.150         6,400,000
                                                                                                               ---------------
                                                                                                                    40,005,684
                                                                                                               ---------------

FLORIDA (9.4%)
        5,800     Citrus Park, (Community Development Authority,
                    due 11/01/16), LOC Dresdner Bank...............     VRDN       09/03/97(a)         4.150         5,800,000
        4,635     Dade County, (Industrial Development Authority,
                    Florida Power & Light, due 04/01/20)...........     VRDN       09/03/97(a)         3.650         4,635,000
       26,450     Dade County, (Water & Sewer System, Series 1994,
                    due 10/05/22), FGIC Insured....................     VRDN       09/03/97(a)         3.050        26,450,000
        5,750     Hernando County, (Refunding, IDR, Moore McCormack
                    Resources Inc. Project, Series 1988, due
                    12/01/04), LOC Societe
                    Generale.......................................     VRDN       09/04/97(a)         3.421         5,750,000
        9,870     Hillsborough County, (Industrial Development
                    Authority, PCR, Refunding,
                    due 05/15/18)..................................     VRDN       09/02/97(a)   3.150-4.000         9,870,000
       30,705     Jacksonville, (Refunding, Florida Power & Light
                    Co. Project, Series 1995, due 05/01/29)........     VRDN       09/02/97(a)   3.000-4.100        30,705,000
       10,382     Orange County, (Series A)........................       CP       09/09/97(a)         3.900        10,382,000
        4,500     Orange County Health Facilities Authority, due
                    10/01/14)......................................      TPP       09/04/97(a)         4.250         4,500,000
          575     Orange County Industrial Development Authority,
                    (IDR, Refunding, Noland Co. Project, Series
                    1989, due 02/01/04), LOC Wachovia Bank and
                    Trust..........................................     VRDN       09/04/97(a)         3.450           575,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
FLORIDA (CONTINUED)
$       1,500     Palm Beach County School District................      TAN       09/26/97            4.500%  $     1,500,900
       30,795     St. Lucie County (Refunding, PCR, Florida Power &
                    Light Company Project, due 03/01/27))..........     VRDN       09/02/97(a)   2.300-4.000        30,795,000
                                                                                                               ---------------
                                                                                                                   130,962,900
                                                                                                               ---------------

GEORGIA (6.4%)
        2,500     Bartow County, Georgia Development Authority,
                    PCR, (Georgia Power Co., 1st Series, due
                    06/01/23)......................................     VRDN       09/02/97(a)         3.500         2,500,000
        6,100     Burke County Development Authority, (PCR, Georgia
                    Power Co., Series 1994, Vogtle Project-4th
                    Series, due 09/01/25)..........................     VRDN       09/02/97(a)         2.900         6,100,000
        1,250     Burke County Development Authority, (PCR, Georgia
                    Power Co., Series 1994, Vogtle Project-4th.
                    Series, due 07/01/24)..........................     VRDN       09/02/97(a)         3.450         1,250,000
       14,900     Burke County Development Authority, PCR, (Power
                    Company Plant, Vogtle Project, due 04/01/32)...     VRDN       09/02/97(a)   3.100-4.150        14,900,000
        1,660     Clayton County Housing Authority, (Refunding,
                    Series 1990A, due 01/01/21), LOC Barclays Bank
                    PLC............................................     VRDN       09/03/97(a)         3.550         1,660,000
          690     Cobb County Development Authority, (IDR,
                    Refunding, Noland Co. Project, Series 1989, due
                    08/01/99), LOC Wachovia Bank and Trust.........     VRDN       09/04/97(a)         3.700           690,000
        4,000     DeKalb County, (Development Authority Revenue,
                    Metro Atlanta YMCA Project, Series 1995, due
                    06/01/20), LOC Wachovia Bank and Trust.........     VRDN       09/03/97(a)         3.150         4,000,000
        1,500     DeKalb County, (Development Authority Revenue,
                    Refunding, Noland Co. Project, Series 1989, due
                    08/01/00), LOC Wachovia Bank and Trust.........     VRDN       09/03/97(a)         3.300         1,500,000
       20,700     Georgia Municipal Association Pool (MBIA Insured,
                    due 12/15/20), LOC Credit
                    Suisse.........................................     VRDN       09/04/97(a)         4.150        20,700,000
        5,200     Monroe County (PCR, Georgia Power Co., 2nd
                    Series, due 09/01/24)..........................     VRDN       09/02/97(a)   3.550-3.700         5,200,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
GEORGIA (CONTINUED)
$       4,500     Monroe County, (Development Authority, PCR,
                    Georgia Power Co., Series 1995, Scherer
                    Project-2nd. Series, due 07/01/25).............     VRDN       09/02/97(a)   2.900-3.800%  $     4,500,000
       26,300     Putnam County Development Authority, (PCR,
                    Georgia Power Co., Series 1, due 06/01/23).....     VRDN       09/02/97(a)   2.950-4.250        26,300,000
                                                                                                               ---------------
                                                                                                                    89,300,000
                                                                                                               ---------------

IDAHO (0.9%)
       12,500     Idaho............................................      TAN       06/30/98            4.625        12,574,152
                                                                                                               ---------------

ILLINOIS (5.3%)
      17,200      Chicago, (Multi-family Housing Revenue, Waveland
                    Association, due 11/01/10), LOC Swiss Bank.....     VRDN     09/03/97   (a)         4.200       17,200,000
     10,785       Chicago, (O'Hare International Airport, General
                    Airport Second Lien, Series 1984B, due
                    01/01/15), LOC Societe Generale................     VRDN     09/03/97   (a)         3.050       10,785,000
      5,200       Illinois, (Development Finance Authority, PCR,
                    Illinois Power Co. Project, Series 1993B, due
                    11/01/28), LOC Canadian Imperial Bank..........     VRDN     09/03/97   (a)         3.400        5,200,000
     17,900       Illinois, (Health Facilities Authority, Loyola
                    University Health System, Series B, MBIA
                    Insured, due 07/01/24).........................     VRDN     09/03/97   (a)   3.350-3.450       17,900,000
      2,400       Illinois, (Health Facilities Authority, SSM
                    Health Care Project, Series 1990A, due
                    06/01/06), LOC Rabobank Nederland..............     VRDN     09/03/97   (a)         3.850        2,400,000
      5,000       Illinois, (Health Facilities Authority, Swedish
                    Covenant Hospital Project, Series 1995, due
                    08/01/25), AMBAC Insured.......................     VRDN     09/03/97   (a)         3.400        5,000,000
     13,200       Illinois, (Toll Highway Authority, Refunding,
                    Series 1993B, due 01/01/10), LOC Societe
                    Generale.......................................     VRDN     09/03/97   (a)         3.800       13,200,000
      3,000       Saint Charles, (IDR, Pier 1 Imports-Midwest
                    Project, Series 1986, due 12/15/26), LOC
                    National Westminster PLC.......................     VRDN     09/03/97   (a)         4.000        3,000,000
                                                                                                               ---------------
                                                                                                                    74,685,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
INDIANA (3.4%)
$      20,000     Indiana, (Health Facility Financing Authority,
                    Refunding, Clarian Health Partners, Series
                    1996B, due 02/15/26), LOC National Bank of
                    Detroit........................................     VRDN       09/03/97(a)         3.600%  $    20,000,000
       11,000     Indiana, (Finance Authority Revenue, Bayer Corp.
                    Project, due 03/01/09).........................     VRDN       09/02/97(a)   3.150-3.350        11,000,000
        1,200     Jasper County, (PCR, Northern Indiana Public
                    Service, Series B, due 06/01/13)...............     VRDN       09/02/97(a)         3.650         1,200,000
        2,100     Princeton, PCR, LOC-Canadian Imperial Bank.......     VRDN       09/02/97(a)         4.150         2,100,000
        4,050     Rockport, (PCR, Indiana and Michigan Electric Co.
                    Project, Series 1985A, due 08/01/14), LOC Swiss
                    Bank Corp......................................     VRDN       09/02/97(a)         3.900         4,050,000
        8,800     Rockport, (PCR, Refunding, AEP Generating Co.
                    Project, Series 1995B, due 07/01/25), AMBAC
                    Insured........................................     VRDN       09/02/97(a)   2.050-3.250         8,800,000
                                                                                                               ---------------
                                                                                                                    47,150,000
                                                                                                               ---------------

IOWA (1.0%)
        5,000     Iowa, (School Cash Anticipation Program - School
                    Corps. Warrants, FSA, Series A), FSA Insured...      RAW       06/26/98            4.500         5,027,514
        9,620     Polk County, (Hospital Equipment & Improvement
                    Revenue, due 12/01/05), MBIA Insured...........     VRDN       09/03/97(a)   3.400-3.600         9,620,000
                                                                                                               ---------------
                                                                                                                    14,647,514
                                                                                                               ---------------

KANSAS (0.9%)
        2,000     Garden City, (IDR, Inland Container Corp.
                    Project, Series 1983, due 01/01/08), LOC Credit
                    Suisse.........................................     VRDN       09/03/97(a)         3.700         2,000,000
       10,000     Kansas Department of Transportation, (Series
                    1994B, due 09/01/14)...........................     VRDN       09/03/97(a)         3.050        10,000,000
                                                                                                               ---------------
                                                                                                                    12,000,000
                                                                                                               ---------------

KENTUCKY (0.4%)
        6,000     Mayfield, (Multi-City Revenue, due 07/01/26), LOC
                    PNC Bank.......................................     VRDN       09/03/97(a)         3.500         6,000,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
LOUISIANA (4.8%)
$       4,500     Ascension Parish, (PCR, Borden Inc. Project,
                    Refunding, Series 1992, due 12/01/09), LOC
                    Credit Suisse..................................     VRDN       09/03/97(a)         4.100%  $     4,500,000
        7,500     Calcasieu Parish, (IDR, Refunding, Olin Corp.
                    Project, Series 1993B, due 02/01/16), LOC
                    Wachovia Bank..................................     VRDN       09/02/97(a)   2.900-4.350         7,500,000
        3,770     Calcasieu Parish, (Recovery District Sales Tax,
                    Road Improvement), LOC National Westminster
                    Bank PLC.......................................     VRDN       09/01/97            3.350         3,770,000
        7,000     Lake Charles, (Harbor and Terminal District
                    Revenue, Reynolds Metal Co. Project, Series
                    1990, due 05/01/06), LOC Canadian Imperial
                    Bank...........................................     VRDN       09/03/97(a)         3.500         7,000,000
        5,000     Louisiana, (Public Facilities Authority, Our Lady
                    of the Lake Hospital Revenue), FSA Insured, LOC
                    Commerzbank AG.................................       CP       10/22/97            3.700         5,000,000
        2,750     Louisiana, (Public Facilities Authority, Colleges
                    & University Equipment and Capital, Series A,
                    due 09/01/10), LOC Societe Generale............     VRDN       09/03/97(a)   3.250-3.300         2,750,000
        7,200     Louisiana, (Public Facilities Authority,
                    Refunding, Hospital Equipment Financing, Series
                    1985A, due 12/01/05), LOC Sumitomo Bank Ltd....     VRDN       09/03/97(a)         4.750         7,200,000
        8,055     Louisiana, (Public Facilities Authority,
                    Refunding, Hospital Revenue, Series 1985, due
                    12/01/00), LOC Banque National de Paris........     VRDN       09/03/97(a)         3.250         8,055,000
       11,700     Louisiana, (Offshore Term Authority, Deepwater
                    Port Revenue, 1st Stage A-Loop Inc., due
                    09/01/08), LOC Union Bank of Switzerland.......     VRDN       09/02/97(a)         1.950        11,700,000
        9,700     South Louisiana Port Commn, (Port Revenue,
                    Refunding, due 07/01/18), LOC-Wachovia Bank....     VRDN       09/02/97(a)   3.650-3.800         9,700,000
                                                                                                               ---------------
                                                                                                                    67,175,000
                                                                                                               ---------------

MARYLAND (0.7%)
       10,000     Anne Arundel County, (PCR, Baltimore Gas and
                    Electric Co. Project, Series 1984, due
                    07/01/14)......................................       OP       07/01/98(b)         3.800        10,000,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
MASSACHUSETTS (3.5%)
$       7,860     Massachusetts (Series D), FGIC Insured...........       GO       11/01/97            5.125%  $     7,878,061
       19,700     Massachusetts, (Health & Educational Facilities
                    Authority, Capital Asset Program, Series E, due
                    01/01/35), LOC First National Bank of
                    Chicago........................................     VRDN       09/02/97(a)         3.650        19,700,000
       16,500     Massachusetts, (Health & Educational Facilities
                    Authority, Newton Wellesley Hospital, Series F,
                    MBIA Insured, due 07/01/25)....................     VRDN       09/03/97(a)         3.400        16,500,000
        5,000     Massachusetts, (Series 1990B, due 12/01/97), LOC
                    National Westminster Bank PLC..................     VRDN       09/02/97(a)   3.250-3.300         5,000,000
                                                                                                               ---------------
                                                                                                                    49,078,061
                                                                                                               ---------------

MICHIGAN (2.1%)
        9,000     Michigan.........................................       GO       09/30/97            4.500         9,005,978
        2,300     Michigan, (Hospital Finance Authority, Equipment
                    Loan Program, Series A, due 12/01/23)..........     VRDN       09/03/97(a)   3.750-4.200         2,300,000
        3,000     Michigan State, (Job Development Authority,
                    Gordon Food Service Project, due 08/01/15).....     VRDN       09/03/97(a)         4.125         3,000,000
        9,000     Michigan State, (Strategic Fund Limited, Reserve
                    1, Series 1995, due 09/01/30), LOC Barclays
                    Bank PLC.......................................     VRDN       09/02/97(a)   3.000-5.350         9,000,000
        5,400     Midland County, (Economic Development Corp., Dow
                    Chemical Co. Project, Refunding, Series 1993B,
                    due 12/01/15)..................................     VRDN       09/02/97(a)         2.900         5,400,000
                                                                                                               ---------------
                                                                                                                    28,705,978
                                                                                                               ---------------

MINNESOTA (0.0%)*
        1,200     St. Louis Park, (Tax Increment Revenue, Series
                    1987B, due 03/01/02), LOC Sumitomo Bank Ltd....     VRDN       09/04/97(a)         3.400         1,200,000
                                                                                                               ---------------

MISSISSIPPI (0.0%)*
          535     Columbus, (IDR, Refunding Noland Co. Project,
                    Series 1989, due 05/01/99), LOC Wachovia Bank
                    and Trust......................................     VRDN       09/04/97(a)         3.700           535,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
MISSOURI (1.3%)
$      11,000     Missouri, (Environmental Improvement and Energy
                    Resources Authority, PCR, Union Electric Co.
                    Project, Series 1984B, due 06/01/14), LOC Union
                    Bank of Switzerland............................       RB       06/01/98(a)         3.950%  $    11,000,000
        7,500     Missouri, (Health and Educational Facilities, SSM
                    Health Care Projects, Series 1995C, due
                    06/01/22), MBIA Insured........................     VRDN       09/03/97(a)         2.900         7,500,000
                                                                                                               ---------------
                                                                                                                    18,500,000
                                                                                                               ---------------

MONTANA (1.1%)
       15,400     Forsyth, (Pollution Control Revenue, Pacificorp.
                    Project, due 01/01/18), LOC Rabobank
                    Nederland......................................     VRDN       09/02/97(a)   3.300-4.300        15,400,000
                                                                                                               ---------------

NEBRASKA (0.7%)
       10,265     Lancaster County, (Hospital Authority No. 1,
                    Hospital Revenue, Refunding, Bryan Memorial
                    Hospital Project, due 06/01/12), MBIA
                    Insured........................................     VRDN       09/03/97(a)         3.500        10,265,000
                                                                                                               ---------------

NEW MEXICO (0.3%)
        4,200     Farmington, (PCR, Refunding, due 04/01/22), LOC
                    Bank of America................................     VRDN       09/03/97(a)         3.350         4,200,000
                                                                                                               ---------------

NEW YORK (7.4%)
        1,700     New York City, (Municipal Water Finance
                    Authority, Water and Sewer Systems Revenue,
                    Series 1995A, due 06/15/25), FGIC Insured......     VRDN       09/02/97(a)         3.150         1,700,000
        7,200     New York City, (Municipal Water Finance
                    Authority, Water and Sewer Systems Revenue,
                    Series 1995C, due 06/15/23), FGIC Insured......     VRDN       09/02/97(a)         3.350         7,200,000
        1,750     New York City, (Series 1992B, due 10/01/20), FGIC
                    Insured........................................     VRDN       09/02/97(a)   2.400-3.650         1,750,000
       13,900     New York City, (Series 1992B, due 10/01/21), FGIC
                    Insured........................................     VRDN       09/02/97(a)   3.250-5.500        13,900,000
       18,400     New York City, (Series 1992B, due 10/01/22), FGIC
                    Insured........................................     VRDN       09/02/97(a)   2.250-4.350        18,400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
NEW YORK (CONTINUED)
$       2,600     New York City, (Sub-Series 1993 B-4, due
                    08/15/21), LOC Union Bank of Switzerland.......     VRDN       09/02/97(a)         3.300%  $     2,600,000
        2,600     New York City, (Sub-Series 1994 B-6, MBIA
                    Insured, due 08/15/05).........................     VRDN       09/02/97(a)         3.600         2,600,000
        2,600     New York City, (Sub-Series 1994 B-5, MBIA
                    Insured, due 08/15/22).........................     VRDN       09/02/97(a)         4.200         2,600,000
        6,100     New York State, (Energy Research & Development
                    Authority, Niagara Mohawk Power Corp., Series
                    1985A, due 07/01/15), LOC Toronto Dominion
                    Bank...........................................     VRDN       09/02/97(a)   3.600-4.000         6,100,000
       12,000     New York State, (Energy Research and Development
                    Authority, PCR, Lilco Project, Series 1985B,
                    due 03/01/16), LOC Deutsche Bank AG............       MP       03/01/98            3.600        12,000,000
        9,500     New York State, (Energy Research and Development
                    Authority, PCR, New York Electric and Gas,
                    Refunding, Series 1994D, due 10/01/29), LOC
                    Union Bank of Switzerland......................     VRDN       09/02/97(a)         3.200         9,500,000
        9,735     New York State, (Energy Research and Development
                    Authority, PCR, New York Electric and Gas,
                    Series 1985D, due 12/01/15), LOC Union Bank of
                    Switzerland....................................       OP       12/01/97(b)         3.600         9,735,000
       10,000     New York State General Obligation Promissory
                    Notes..........................................       CP       09/04/97(a)         3.400        10,000,000
          700     New York, (Sub-Series B-4, due 08/15/22),
                    LOC-Union Bank of Switzerland..................     VRDN       09/02/97(a)   2.300-3.700           700,000
        4,500     Suffolk County, (Series II)......................      TAN       09/11/97            4.500         4,500,688
                                                                                                               ---------------
                                                                                                                   103,285,688
                                                                                                               ---------------

NORTH CAROLINA (2.1%)
        2,100     Ashe County, (Industrial Facilities and Pollution
                    Control Finance Authority, IDR, Refunding,
                    Gates Rubber Co. Project, Series 1988, due
                    07/01/10), LOC National Bank of Detroit........     VRDN       09/04/97(a)         3.500         2,100,000
        2,300     Charlotte (Airport Revenue, Series A, MBIA
                    Insured, due 7/01/16)..........................     VRDN       09/03/97(a)         3.350         2,300,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
NORTH CAROLINA (CONTINUED)
$       2,140     Davidson County, (Industrial Facilities and
                    Pollution Control Financing Authority, IDR,
                    Lowes Co., Inc. Project, Series 1990, due
                    07/01/20), LOC National Westminster Bank PLC...     VRDN       09/04/97(a)         3.500%  $     2,140,000
        2,000     Mecklenburg County, (Industrial Facilities and
                    Pollution Control Financing Authority, IDR,
                    Allied Corp. Project, Series 1984, 09/01/14),
                    LOC ABN Amro Bank..............................     VRDN       09/08/97(a)         3.500         2,000,000
       16,240     North Carolina, (Educational Facilities Finance
                    Agency, Guilford College, MBIA Insured, due
                    05/01/24)......................................     VRDN       09/02/97(a)         4.150        16,240,000
        4,000     Wake County, (Industrial Facilities and Pollution
                    Control Financing Authority, PCR, Carolina
                    Power and Light Project, Series 1985A, due
                    05/01/15), LOC Credit Suisse...................     VRDN       09/03/97(a)         2.400         4,000,000
                                                                                                               ---------------
                                                                                                                    28,780,000
                                                                                                               ---------------

OHIO (0.9%)
        3,000     Ohio Air Quality Development Authority, (Series
                    1985A, due 12/01/15), LOC Union Bank of
                    Switzerland....................................     VRDN       09/02/97(a)         3.250         3,000,000
        4,900     Ohio Air Quality Development Authority,
                    (Cincinnati Gas & Electric, Series A, due
                    09/01/30), LOC ABN Amro Bank...................     VRDN       09/02/97(a)         4.500         4,900,000
        4,000     Summit County (Bond Anticipation Notes, Series
                    C).............................................       GO       11/20/97            4.375         4,005,061
                                                                                                               ---------------
                                                                                                                    11,905,061
                                                                                                               ---------------

OREGON (0.8%)
      10,500      Port of St. Helens, (PCR, Portland General
                    Electric Co., due 04/01/10), LOC Canadian
                    Imperial Bank..................................     VRDN     09/02/97   (a)   3.700-4.000       10,500,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
PENNSYLVANIA (7.0%)
$       2,475     Allegheny County, (Hospital Development
                    Authority, Presbyterian University Hospital,
                    Series 1988B-3, due 03/01/18), LOC PNC Bank....     VRDN       09/04/97(a)         2.875%  $     2,475,000
        6,000     Allegheny County, (Industrial Development
                    Authority, IDR, Refunding, Dowty Corp. Project,
                    Series 1986, due 12/01/01), LOC Mellon Bank....     VRDN       09/03/97(a)         4.500         6,000,000
        4,000     Allegheny County, Hospital Development Authority,
                    (Presbyterian University Hospital, Series
                    1990B, due 03/01/20), MBIA
                    Insured........................................     VRDN       09/04/97(a)   3.500-4.600         4,000,000
        3,500     Clinton County, (Industrial Development
                    Authority, IDR, Mellon Bank Central National
                    Assistance Project, Series 1985, due 09/01/05),
                    LOC Mellon Bank................................     VRDN       09/03/97(a)         4.150         3,500,000
        6,200     Delaware County, (Industrial Development
                    Authority, Airport Facilities Revenue, United
                    Parcel Service Project, due 12/01/15)..........     VRDN       09/02/97(a)         2.400         6,200,000
        5,000     Delaware County, Industrial Development
                    Authority......................................       CP       10/01/97            3.650         5,000,000
        3,150     Lehigh County, (Industrial Development Authority,
                    PCR, P-Floats-PA-99, due 09/01/29), MBIA
                    Insured........................................      TPP       09/04/97(a)         4.200         3,150,000
       14,800     Pennsylvania, (Higher Educational Facilities
                    Authority, Health Services Revenue, Allegheny
                    Delaware Valley, due 11/15/35), LOC PNC Bank...     VRDN       09/03/97(a)   3.550-3.600        14,800,000
        2,000     Pennsylvania State, (Industrial Development
                    Authority, Series 1990, due 05/01/04)..........     VRDN       09/03/97(a)         3.500         2,000,000
       23,600     Thomas Jefferson University Hospital (Series B,
                    due 5/15/12)...................................     VRDN       09/08/97(a)         4.177        23,600,000
       26,400     Thomas Jefferson University Hospital (Series A,
                    due 5/15/08)...................................     VRDN       09/08/97(a)         4.177        26,400,000
                                                                                                               ---------------
                                                                                                                    97,125,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
SOUTH CAROLINA (1.3%)
$       9,250     Allendale County, (IDR, Refunding, King Seeley
                    Thermos Co. Project, Series 1988, due
                    08/01/01), LOC Bank of Nova Scotia.............     VRDN       09/04/97(a)         3.700%  $     9,250,000
        2,700     Berkeley County, (Bayer Corporation Project, due
                    03/01/09)......................................     VRDN       09/02/97(a)         3.650         2,700,000
        5,635     South Carolina, (Jobs, Economic Development
                    Authority, Saint Francis Hospital, due
                    07/01/22), LOC Chemical Bank...................     VRDN       09/02/97(a)         2.350         5,635,000
                                                                                                               ---------------
                                                                                                                    17,585,000
                                                                                                               ---------------

TENNESSEE (1.4%)
          500     Bradley County, (Industrial Development Board,
                    Olin Corp., Series C, due 11/01/17), LOC
                    Wachovia Bank..................................     VRDN       09/02/97(a)         3.600           500,000
        3,100     Collierville, (Industrial Development Board, due
                    03/01/00), LOC National City Bank of
                    Cleveland......................................     VRDN       09/02/97(a)         5.525         3,100,000
        6,500     Knox County, (Industrial Development Board, IDR,
                    Moore McCormack Resources Inc. Project Series
                    1988, due 06/01/06), LOC Societe Generale......     VRDN       09/02/97(a)         3.850         6,500,000
        2,800     Metropolitan Nashville Airport Authority,
                    (Special Facilities Revenue, American Airlines
                    Project, Series 1995A, due 10/01/12), LOC
                    Credit Suisse..................................     VRDN       09/02/97(a)         3.750         2,800,000
          400     Tennessee (Bond Anticipation Notes, Series A, due
                    07/02/01)......................................     VRDN       09/08/97(a)         3.650           400,000
        6,300     Tennessee (Bond Anticipation Notes, Series E, due
                    07/01/01)......................................     VRDN       09/08/97(a)         3.400         6,300,000
                                                                                                               ---------------
                                                                                                                    19,600,000
                                                                                                               ---------------

TEXAS (12.8%)
        7,000     Bexar County, (Health Facilities Development
                    Corporation, Warm Springs Healthcare Systems,
                    due 09/01/27), LOC Texas Commerce Bank.........     VRDN       09/02/97(a)         4.200         7,000,000
        1,500     El Paso, (Industrial Development Authority,
                    Contel Cellular of El Paso Inc. Project, Series
                    1985, due 02/01/04), LOC Bank of Nova Scotia...     VRDN       09/02/97(a)         5.525         1,500,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
TEXAS (CONTINUED)
$       9,000     Grayson County, (Industrial Development Corp.,
                    Aluminum Co. of America, Refunding, Series
                    1992, due 12/01/02)............................     VRDN       09/04/97(a)         2.600%  $     9,000,000
        3,700     Guadalupe-Blanco River Authority (PCR, Central
                    Power & Light Co. Project, due 11/01/15), LOC
                    ABN Amro Bank..................................     VRDN       09/02/97(a)         3.750         3,700,000
        1,400     Gulf Coast, (Waste Disposal Authority, PCR, Amoco
                    Oil Co. Project, Refunding, due 10/01/17)......     VRDN       09/02/97(a)         3.650         1,400,000
        5,000     Harris County, (Toll Road Multimode, Prerefunded,
                    Series C, FGIC Insured, due 8/15/17)...........       RB       02/15/98(a)         8.125         5,169,634
       14,700     Harris County, (Health Facilities Development
                    Corporation Prerefunded, Memorial Hospital
                    Systems Project, Series B, due 06/01/24) MBIA
                    Insured........................................     VRDN       09/04/97(a)         3.100        14,700,000
        3,105     Harris County, (Industrial Development Corp.,
                    Johann Haltermann Project, Series 1996A, due
                    04/01/08), LOC Texas Commerce Bank.............     VRDN       09/04/97(a)         3.500         3,105,000
        2,255     Harris County, (Industrial Development Corp.,
                    Johann Haltermann Project, Series 1996B, due
                    04/01/08), LOC Texas Commerce Bank.............     VRDN       09/04/97(a)         3.500         2,255,000
       15,000     Houston Water & Sewer, LOC West Deutsche
                    Landesbank.....................................       CP       09/02/97            3.500        15,000,000
       15,000     Houston Water & Sewer, LOC West Deutsche
                    Landesbank.....................................       CP       10/20/97            3.600        15,000,000
          900     Lone Star Airport Improvement Authority, (Series
                    1984 B-4, due 12/01/14), LOC Royal Bank of
                    Canada.........................................     VRDN       09/02/97(a)         3.400           900,000
        1,400     Lone Star Texas Airport Improvement Authority,
                    (Series 1984 B-3, due 12/01/14), LOC Royal Bank
                    of Canada......................................     VRDN       09/02/97(a)         3.500         1,400,000
       15,000     Lower Colorado River Authority, (Refunding,
                    Junior Lien, 3rd Supplement Series, due
                    01/01/13), MBIA Insured........................     VRDN       09/03/97(a)         3.250        15,000,000
        4,500     Mansfield Industrial Development Corp., (Pier 1
                    Import-Texas Inc. Project, Series 1986, due
                    11/01/26), LOC National Westminster Bank PLC...     VRDN       09/03/97(a)         3.350         4,500,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
TEXAS (CONTINUED)
$       3,000     North Central Health Facilities Development
                    Corp., (Hospital Revenue, Presbyterian Medical
                    Center, Series 1985D, due 12/01/15), MBIA
                    Insured........................................     VRDN       09/02/97(a)         2.750%  $     3,000,000
       15,000     Port Corpus Christi Industrial Development
                    Corporation (Refunding, Valero Refining, Series
                    A, due 04/01/27), LOC Bank of Montreal.........     VRDN       09/02/97(a)         4.200        15,000,000
        3,900     Port Development Corp., (Marine Terminal, Stolt
                    Terminals Project, Refunding, due 01/15/14),
                    LOC Canadian Imperial Bank.....................     VRDN       09/03/97(a)         3.350         3,900,000
        5,050     Sabine River Authority, (PCR, Series 1995B, due
                    06/01/30), LOC Union Bank of Switzerland.......     VRDN       09/02/97(a)         3.700         5,050,000
        1,065     Texas Higher Education Authority Inc., (Series
                    1985B, due 02/01/25),FGIC Insured..............     VRDN       09/03/97(a)         1.750         1,065,000
       50,000     Texas (Series A).................................     TRAN       08/31/98            4.750        50,438,980
                                                                                                               ---------------
                                                                                                                   178,083,614
                                                                                                               ---------------

UTAH (0.8%)
        2,565     Carbon County, (PCR, Refunding, Pacificorp
                    Project, Series 1994, due 11/01/24), LOC Bank
                    of New York....................................     VRDN       09/02/97(a)         2.750         2,565,000
        9,000     Intermountain Power Agency, (Utah Power Supply
                    Revenue, Series 1985F, due 07/01/15), LOC Swiss
                    Bank...........................................     VRDN       09/15/97            3.500         9,000,000
                                                                                                               ---------------
                                                                                                                    11,565,000
                                                                                                               ---------------

VERMONT (0.5%)
       7,000      Vermont, (Student Assistance Corp., Series 1985,
                    due 01/01/04), LOC National Westminster Bank
                    PLC............................................     VRDN     09/02/97   (a)         3.150        7,000,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
VIRGINIA (0.2%)
$       1,000     Virginia Beach, (Industrial Development
                    Authority, IDR, Norfolk Virginia Beach,
                    Portsmouth MSA Limited Partnership Project, due
                    12/01/04), LOC Bank of Nova Scotia.............     VRDN       09/02/97(a)         5.525%  $     1,000,000
        2,300     Virginia State, (Housing Development Authority,
                    AHC Service Corp., Series 1987A, due 09/01/17),
                    LOC
                    Mitsubishi Ltd.................................     VRDN       09/03/97(a)         4.250         2,300,000
                                                                                                               ---------------
                                                                                                                     3,300,000
                                                                                                               ---------------

WASHINGTON (2.3%)
        6,400     Seattle, (Water System Revenue, Series 1995, due
                    09/01/25), LOC Bayerische
                    Landesbank.....................................     VRDN       09/02/97(a)         3.900         6,400,000
       11,700     Washington, (Public Power Supply System, Nuclear
                    Project #3, Series 3A-1, due 07/01/18), LOC
                    Bank of America................................     VRDN       09/02/97(a)         3.050        11,700,000
       13,800     Washington, (Healthcare Facilities Authority,
                    Refunding, Virginia Mason Medical Center,
                    Series B, due 02/15/27) MBIA Insured...........     VRDN       09/02/97(a)   2.850-3.450        13,800,000
                                                                                                               ---------------
                                                                                                                    31,900,000
                                                                                                               ---------------

WEST VIRGINIA (0.4%)
        3,900     Marshall County, (Refunding, Bayer Corporation
                    Project, due 03/01/09).........................     VRDN       09/02/97(a)   3.450-3.900         3,900,000
        1,000     Mercer County, (IDR, Refunding, Noland Co.
                    Project, Series 1989, due 05/01/01), LOC
                    Wachovia Bank and Trust........................     VRDN       09/04/97(a)         3.700         1,000,000
                                                                                                               ---------------
                                                                                                                     4,900,000
                                                                                                               ---------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY     MATURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE         DATE           RATE             VALUE
--------------    -------------------------------------------------  --------   ------------   -------------   ---------------
WISCONSIN (3.7%)
$       2,500     Marshfield, (IDR, Beatrice Cheese Inc., Project,
                    Series 1984, due 12/01/14), LOC Wachovia Bank
                    and Trust......................................     VRDN       09/04/97(a)         3.500%  $     2,500,000
       18,000     Milwaukee, (Series A)............................      RAN       02/19/98            4.250        18,052,043
        4,490     Wisconsin Student Loan...........................     VRDN       10/09/97            3.750         4,490,000
       27,000     Wisconsin Operating Notes........................      TAN       06/15/98            4.500        27,179,550
                                                                                                               ---------------
                                                                                                                    52,221,593
                                                                                                               ---------------
                  TOTAL INVESTMENTS (COST $1,439,237,774) (103.1%)..........................................     1,439,237,774
                  LIABILITIES IN EXCESS OF OTHER ASSETS (-3.1%).............................................       (43,174,934)
                                                                                                               ---------------
                  NET ASSETS (100.0%).......................................................................   $ 1,396,062,840
                                                                                                               ---------------
                                                                                                               ---------------

------------------------------
(a) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b) The date listed under the heading maturity date represents an optional tender date. The actual maturity is indicated in the security description.

* Less than 0.1%.

Abbreviations used in the Schedule of Investments are as follows: AMBAC - Ambac Indemnity Corp., CP - Commercial Paper, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, IDR - Industrial Development Revenue, LOC - Letter of Credit, MBIA - Municipal Bond Investors Assurance Corp., MP - Mandatory Put, OP - Optional Put, PCR - Pollution Control Revenue, RAN - Revenue Anticipation Note, RAW - Revenue Anticipation Warrant, RB - Revenue Bond, TAN - Tax Anticipation Note, TPP - Third Party Put, TRAN - Tax Revenue Anticipation Note, VRDN - Variable Rate Demand Note.

Refunding-Bonds for which the issuer has issued new bonds and canceled the old issue.

Prerefunded-Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value            $1,439,237,774
Cash                                                      195,396
Interest Receivable                                     7,401,362
Prepaid Trustees' Fees                                      1,756
Prepaid Expenses and Other Assets                             305
                                                   --------------
    Total Assets                                    1,446,836,593
                                                   --------------
LIABILITIES
Payable for Investments Purchased                      50,438,980
Advisory Fee Payable                                      203,327
Custody Fee Payable                                        44,413
Administrative Services Fee Payable                        35,810
Administration Fee Payable                                  3,492
Fund Services Fee Payable                                     740
Accrued Expenses                                           46,991
                                                   --------------
    Total Liabilities                                  50,773,753
                                                   --------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $1,396,062,840
                                                   --------------
                                                   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                 $45,469,113

EXPENSES
Advisory Fee                                       $2,267,159
Administrative Services Fee                           397,340
Custodian Fees and Expenses                           248,788
Professional Fees and Expenses                         47,532
Fund Services Fee                                      43,285
Administration Fee                                     25,082
Trustees' Fees and Expenses                            24,816
Miscellaneous                                          23,072
                                                   ----------
    Total Expenses                                                3,077,074
                                                                -----------
NET INVESTMENT INCOME                                            42,392,039
NET REALIZED LOSS ON INVESTMENTS                                    (28,778)
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $42,363,261
                                                                -----------
                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL    FOR THE FISCAL
                                                     YEAR ENDED        YEAR ENDED
                                                   AUGUST 31, 1997   AUGUST 31, 1996
                                                   ---------------   ---------------
INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                              $    42,392,039   $    39,194,474
Net Realized Loss on Investments                           (28,778)           (1,789)
                                                   ---------------   ---------------
    Net Increase in Net Assets Resulting from
      Operations                                        42,363,261        39,192,685
                                                   ---------------   ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        4,757,986,948     4,223,774,582
Withdrawals                                         (4,618,864,155)   (4,136,830,334)
                                                   ---------------   ---------------
    Net Increase from Investors' Transactions          139,122,793        86,944,248
                                                   ---------------   ---------------
    Total Increase in Net Assets                       181,486,054       126,136,933

NET ASSETS
Beginning of Fiscal Year                             1,214,576,786     1,088,439,853
                                                   ---------------   ---------------
End of Fiscal Year                                 $ 1,396,062,840   $ 1,214,576,786
                                                   ---------------   ---------------
                                                   ---------------   ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                    FOR THE PERIOD
                                                     FOR THE FISCAL YEAR ENDED      JULY 12, 1993
                                                            AUGUST 31,             (COMMENCEMENT OF
                                                   -----------------------------    OPERATIONS) TO
                                                   1997    1996    1995    1994    AUGUST 31, 1993
                                                   -----   -----   -----   -----   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.24%   0.25%   0.25%   0.25%             0.25%(a)
  Net Investment Income                             3.34%   3.40%   3.61%   2.37%             2.28%(a)

------------------------
(a) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 29, 1993. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The Pierpont Tax Exempt Money Market Fund in exchange for a beneficial interest in the Portfolio. The Portfolio's investment objective is to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts, and is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended August 31, 1997, such fees amounted to $2,267,159.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1997
--------------------------------------------------------------------------------
      amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and the other portfolios in which The JPM Pierpont Funds and The JPM Institutional Funds invest (the "Master Portfolios"), JPM Series Trust, JPM Series Trust II and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended August 31, 1997, the fee for these services amounted to $25,082.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the fiscal year ended August 31, 1997, the fee for these services amounted to $397,340.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $43,285 for the fiscal year ended August 31, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $8,700.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "Portfolio") at August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the four years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 23, 1997

JPM PIERPONT PRIME MONEY MARKET FUND

JPM PIERPONT TAX EXEMPT MONEY MARKET FUND

JPM PIERPONT FEDERAL MONEY MARKET FUND

JPM PIERPONT SHORT TERM BOND FUND

JPM PIERPONT BOND FUND

JPM PIERPONT TAX EXEMPT BOND FUND

JPM PIERPONT NEW YORK TOTAL RETURN BOND FUND

JPM PIERPONT SHARES:CALIFORNIA BOND FUND

JPM PIERPONT EMERGING MARKETS DEBT FUND

JPM PIERPONT DIVERSIFIED FUND

JPM PIERPONT U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE U.S. EQUITY FUND

JPM PIERPONT SHARES: TAX AWARE DISCIPLINED EQUITY FUND

JPM PIERPONT U.S. SMALL COMPANY FUND

JPM PIERPONT U.S. SMALL COMPANY OPPORTUNITIES FUND

JPM PIERPONT INTERNATIONAL EQUITY FUND

JPM PIERPONT INTERNATIONAL OPPORTUNITIES FUND

JPM PIERPONT EMERGING MARKETS EQUITY FUND

JPM PIERPONT EUROPEAN EQUITY FUND

JPM PIERPONT JAPAN EQUITY FUND

JPM PIERPONT ASIA GROWTH FUND


FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.


THE
JPM PIERPONT
TAX EXEMPT
MONEY MARKET
FUND


ANNUAL REPORT
AUGUST 31, 1997